Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of stock options activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2018	679,552	$13.20	3.35	$4,517
Granted	-	-
Exercised	(215,542)	9.87
Expired and forfeited	(48,500)	15.76

Outstanding as of December 31, 2018	415,510	$14.62	2.69	$3

Vested and expected to vest at December 31, 2018	415,510	$14.62	2.69	$3

Exercisable as of December 31, 2018	159,058	$11.81	2.02	$3

Schedule of stock options under 2013 share option plan
	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

6.00	2,250	6.00	0.56	2,250	6.00	0.56
11.12-14.52	259,558	11.86	2.22	156,808	11.89	2.05
18.90-19.85	153,702	19.42	3.52	-	-	-

	415,510			159,058

Schedule of RSUs activity
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2018	240,054	1.74	$4,765
Granted	32,700
Vested	(74,210)
Cancelled	(29,675)

Outstanding as of December 31, 2018	168,869	1.40	$1,253

Vested and expected to vest as of December 31, 2018	168,869	1.40	$1,253

Schedule of departmental allocation of share-based compensation charge
	Year ended December 31,
	2018(*)	2017(*)	2016(*)

Cost of revenues	$112	$189	$118
Research and development, net	808	473	625
Sales and marketing, net	698	499	199
General and administrative	503	1,055	1,529

	$2,121	$2,216	$2,471

(*)	Including $1,359, $1,335 and $1,331 of compensation cost related to RSUs for the year ended December 31, 2018, 2017 and 2016, respectively.